Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Current assets:
Allowances for returns and doubtful accounts	$ 338,245	$ 347,083
Stockholders equity:
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	600,000,000	600,000,000
Common stock, shares issued	262,542,659	496,522,288
Common stock, shares outstanding	235,394,281	260,991,439
Treasury stock, shares held	27,148,378	235,530,849